Contingencies	6 Months Ended
Jun. 30, 2018
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Contingencies

NOTE 18. CONTINGENCIES

In the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings due to the fact that an unfavorable resolution is not expected in such proceedings, with the exception of the proceeding described in further detail in this Note.

PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these financial statements. As of June 30, 2018, and December 31, 2017, PEMEX had accrued a reserve of Ps. 9,502,852, and Ps. 7,812,689, respectively, for these contingent liabilities.

As of June 30, 2018, the current status of the principal lawsuits in which PEMEX is involved is as follows:

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On April 4, 2011, Pemex-Exploration and Production was summoned before the Séptima Sala Regional Metropolitana (“Seventh Regional Metropolitan Court”) of the Tribunal Federal de Justicia Fiscal y Administrativa (“Tax and Administrative Federal Court”) in connection with an administrative claim (No. 4957/1117071) filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex-Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No. 13620/15-17-06) against Pemex Exploration and Production before the Sexta Sala Regional Metropolitana (“Sixth Regional Metropolitan Court”) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling U.S. $193,713 related to the above-mentioned contract. Pemex-Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted on May 10, 2016 by the Seventh Regional Metropolitan Court. On May 3, 2017, the proceeding was closed for a judgment to be issued. As of the date of these financial statements, a resolution from the Second Section of the Superior Court of the Tax and Administrative Federal Court is still pending.

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On June 11, 2015, the Segunda Sala Regional del Noreste (“Second Regional Northeast Court”) notified Pemex-Refining of an administrative claim (file no. 2383/15-06-02-4) filed by Severo Granados Mendoza, Luciano Machorro Olvera and Hilario Martínez Cerda, as President, Secretary and Treasurer of the Ejido Tepehuaje, seeking Ps. 2,094,232 in damages due to a hydrocarbon spill on their land. Pemex-Refining filed a response to this claim and the plaintiffs were given time to amend their claim. The defendant filed a motion against this. Each party filed opinions by environmental experts. The Second Regional Northeast Court appointed an independent expert related to environmental issues, who issued an opinion on June 6, 2018 stating that no damages were caused. As of the date of these financial statements, the trial is in the pleadings stage. A final judgment is still pending.

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On July 8, 2011, Pemex Exploration and Production was summoned in connection with an administrative claim (no. 4334/1111026) filed by Compañía Petrolera La Norma, S.A., against the Chief Executive Officer of Petróleos Mexicanos and the Chief Executive Officer of Pemex-Exploration and Production before the Segunda Sala Regional Hidalgo-México (“Hidalgo-Mexico Second Regional Court”) of the Tax Administrative Federal Court in Tlalnepantla, Estado de México. The plaintiff is seeking compensation for the cancellation of its alleged petroleum rights concessions and damages for up to Ps.1,552,730. On August 20, 2014, the proceeding was sent to the Segunda Sección de la Sala Superior (“Second Section of The Superior Court”) of the Tax and Administrative Federal Court (4334/11-11-02-6/1337/14-s2-07-04). On October 29, 2014, the proceeding was returned to the Second Regional Court to correct a procedural error. A new term to file pleas was approved. On September 7, 2017, a motion was filed questioning a signature’s authenticity. In December 2017, a documentary expert’s opinion was filed by the plaintiff and a new expert was designated by Pemex Exploration and Production. On April 18, 2018, each party filed it respective plea and the claim was sent to the Second Section of the Superior Court. As of the date of these financial statements, a final judgment is still pending.

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On December 12, 2017, Pemex Exploration and Production was summoned in connection with an arbitration claim (no. 23217/JPA) filed by SUBSEA 7 de México, S. de R. L. de C.V. (“SUBSEA 7”) seeking U.S.$153,000 related to additional expenses in connection with a pipelines construction contract. On January 5, 2018 Pemex Exploration and Production filed a response to this claim. As of the date of these financial statements, the appointment of the Chairperson of arbitration trial is still pending.

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On August 1, 2017, Pemex Exploration and Production was summoned in connection with an administrative claim (no. 11590/17-17-06-2) filed by Proyectos y Cimentaciones Industriales, S.A. de C.V. before the Sixth Regional Metropolitan Court seeking Ps. 800,000 and U.S.$ 12.82 and to have the settlement certificate dated March 22, 2017 related to services agreement declared null and void. On September 25, 2017, Pemex Exploration and Production filed a response to this claim. Pleadings have yet to be filed by the parties. As of the date of these financial statements, a final judgment is still pending.

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In March 2018, Pemex Drilling and Services was summoned before the International Centre for Dispute Resolution of the American Arbitration Association in connection with an arbitration claim (No. 01-18-0001-1499) filed by Loadmaster Universal Rigs, Inc., Loadmaster Drilling Technologies, LLC, Ulterra Drilling Technologies Mexico, S.A. de C.V. and Kennedy Fabricating, LLC seeking U.S. $139,870 in connection with the construction and acquisition of modular drilling equipment. On June 6, 2018, the plaintiffs responded the counterclaim. As of the date of these financial statements, the appointment of the Chairperson of the Arbitration Court is still pending.

The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these unaudited condensed consolidated interim financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.